Trade Receivables and Unbilled Revenue, Net - Movement in Allowances for Expected Credit Losses (ECL) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 564
Balance at the end of the year	1,182	$ 564
Allowances for expected credit losses [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	564	1,713	$ 4,446
Charged to profit or loss	1,171	2,115	777
Write-offs, net of collections	(331)	(1,136)	(2,571)
Reversals	(157)	(2,321)	(664)
Translation adjustment	9	193	(275)
Balance at the end of the year	1,182	564	$ 1,713
Allowances for expected credit losses [member] | Previously stated [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	564
Balance at the end of the year		564
Allowances for expected credit losses [member] | Adoption of IFRS 9 [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	74
Balance at the end of the year		74
Allowances for expected credit losses [member] | Adjusted [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 490
Balance at the end of the year		$ 490